Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000261240 [Member]
Shareholder Report [Line Items]
Fund Name	Castellan Targeted Equity ETF
Class Name	Castellan Targeted Equity ETF
Trading Symbol	CTEF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Castellan Targeted Equity ETF (the “Fund”) for the period of June 17, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctef/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctef/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://castellanetf.com/ctef/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 470,307,048
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 848,978
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$470,307,048	Portfolio Turnover Rate*	40%
# of Portfolio Holdings	29	Advisory Fees Paid	$848,978
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	98.1%
Purchased Options	1.4%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Western Digital Corp.	7.5%
Lam Research Corp.	7.3%
Comfort Systems USA, Inc.	6.1%
InterDigital, Inc.	5.7%
Universal Health Services, Inc. - Class B	5.2%
Tenet Healthcare Corp.	5.2%
Halozyme Therapeutics, Inc.	5.0%
AppLovin Corp. - Class A	4.9%
McKesson Corp.	4.7%
NVIDIA Corp.	4.6%

C000261241 [Member]
Shareholder Report [Line Items]
Fund Name	Castellan Targeted Income ETF
Class Name	Castellan Targeted Income ETF
Trading Symbol	CTIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Castellan Targeted Income ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctif/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctif/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476.
Additional Information Website	https://castellanetf.com/ctif/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.45%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.45%
Net Assets	$ 152,803,490
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 270,434
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$152,803,490	Portfolio Turnover Rate*	17%
# of Portfolio Holdings	44	Advisory Fees Paid	$270,434
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	97.6%
Exchange Traded Funds	1.5%
Cash and Cash Equivalents	0.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Parker-Hannifin Corp.	6.1%
Caterpillar, Inc.	5.9%
Broadcom, Inc.	5.7%
Analog Devices, Inc.	5.7%
Microsoft Corp.	5.3%
Eaton Corp. PLC	5.1%
Kroger Co.	5.0%
Snap-on, Inc.	5.0%
Broadridge Financial Solutions, Inc.	4.8%
General Dynamics Corp.	4.7%